SHARE CAPITAL (Details Narrative) - CAD ($)										1 Months Ended				12 Months Ended
	Oct. 10, 2017	Jul. 10, 2017	Jun. 12, 2017	Dec. 12, 2016	Aug. 15, 2016	Jul. 15, 2016	Jun. 08, 2016	Nov. 11, 2015	Mar. 08, 2015	Sep. 21, 2017	Dec. 22, 2016	Dec. 20, 2016	Sep. 19, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 20, 2017	Dec. 31, 2014
Description for consolidation of common stock							The common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares
Common stock shares issued to round up fractional entitlements							12,306
Accounts payable															$ 25,998
Debt conversion original amount														$ 9,385
Shares issued																	2,500,000
Common shares issued														1,000,000
Shares Issued, amount
Proceeds from issuance of common stock																$ 32,000
Gain on extinguishment of debt															41,406
Cash														16,613
Subscription share price per share																	$ 0.10
Share Issued for Cash, Amount														$ 100		$ 57,998
Voting right description														Voting right of 1 vote per share
Shares Held in Escrow and Returned to Treasury, Amount															$ (5,374)
Shares Held in Trust
Convertible Promissory Notes [Member]
Debt conversion original amount			$ 32,700
Debt issuance of common shares			2,000,000
Private Placements [Member ]
Debt conversion converted instrument shares issued				500,000				8,000	5,000
Shares Issued in Settlement of Debts, Shares								400,000
Shares issued									250,000
Shares Issued, amount				$ 334,975
Proceeds from issuance of common stock								$ 25,998	$ 32,000
Share price per share								$ 0.05	$ 0.13
Post-consolidation price per share				$ 0.50				$ 2.50	$ 6.50
Unrelated Party [Member] | Consulting Agreement [Member] | Business strategy and compliance services [Member]
Common stock shares issued for services to be rendered, shares		250,000
Common stock shares issued for services to be rendered, value		$ 21,896
Related Party [Member]
Debt conversion converted instrument shares issued																3,000
Common stock shares issued for services to be rendered, shares															250,000
Shares issued																150,000
Share price per share															$ 0.06	$ 0.05
Post-consolidation price per share																$ 2.50
Share-based compensation															$ 15,000
Consulting Services [Member]
Debt conversion converted instrument shares issued																6,000
Shares issued																300,000
Share price per share																$ 0.05
Post-consolidation price per share																$ 2.50
Share-based compensation																$ 15,000
Investor [Member]
Debt conversion converted instrument shares issued																28,000
Shares issued																1,400,000
Share price per share																$ 0.05
Post-consolidation price per share																$ 2.50
Share-based compensation																$ 70,000
Director [Member]
Debt conversion converted instrument shares issued														28,000
Director [Member] | Debt settlement agreement [Member]
Debt conversion converted instrument shares issued						25,000,000
Debt conversion original amount						$ 25,000
Former Officer [Member]
Debt issuance of common shares														1,000,000
Former Officer [Member] | Convertible Promissory Notes [Member]
Debt conversion original amount										$ 61,694
Debt issuance of common shares										1,000,000
Certain Arm's Length Parties [Member] | Debt settlement agreement [Member]
Debt conversion converted instrument shares issued												8,000,000
Debt conversion original amount												$ 175,185
Gain on extinguishment of debt												41,406
Fair value amount												$ 133,779
Unrelated third parties [Member] | Debt settlement agreement [Member]
Debt conversion converted instrument shares issued					8,000,000
Debt conversion original amount					$ 118,204
Escrow Agreement [Member] | Creditor [Member]
Escrow amount													$ 2,500
Shares issued to be Held, Shares													75,000
Shares issued to be Held, Value													$ 7,334
Shares Held in Escrow and Returned to Treasury, Shares														1,500
Shares Held in Escrow and Returned to Treasury, Amount											$ 5,374		$ 7,334
Shares Held in Trust													1,500
Number of Class "B" Common Shares
Shares Issued in Settlement of Debts, Shares
Shares issued														100,000
Share Issued for Cash, Shares	100,000													100,000
Voting right description	1,000 votes per share													Voting right of 1,000 votes per share
Shares Held in Escrow and Returned to Treasury, Shares
Shares Held in Trust
Number of Class "B" Common Shares | Director [Member]
Share Issued for Cash, Shares	100,000
Share Issued for Cash, Amount	$ 100
Common shares per value	$ 0.001